Note 19 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Note 19 - Derivatives
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the years ended
December 31, 2023, 2024 and 2025
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in OCI on Derivative
	2023	2024	2025
Interest rate swaps and cross-currency swaps	$3,385	$24,401	$697
Interest rate caps (included component)	6,629	(4,564)	(8,062)
Interest rate caps (excluded component) (1)	(16,589)	(6,708)	(428)
Reclassification to Interest and finance costs	(22,876)	(23,254)	(9,472)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	4,354	6,084	4,092
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	63	63	63
Total	$(25,034)	$(3,978)	$(13,110)

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net
		2023	2024	2025
Cross-currency swaps	Gain / (loss) on derivative instruments, net	$-	$(1,047)	$9,957
Foreign currency options	Gain / (loss) on derivative instruments, net	-	-	393
Forward currency contracts	Gain / (loss) on derivative instruments, net	1,177	(4,898)	1,148
Interest rate swaps and interest rate caps	Gain / (loss) on derivative instruments, net	9,696	84	(65)
Total		$10,873	$(5,861)	$11,433